Prepaids and other receivables	12 Months Ended
Sep. 30, 2022
Prepaids And Other Receivables
Prepaids and other receivables

6. Prepaids and other receivables

	September 30, 2022	September 30, 2021
	($)	($)
Prepaids and other receivables consist of:
Income taxes and GST receivable	336	304
Prepaids	1,298	1,562
Other accounts receivables	43	—
	1,677	1,866

Insurance premiums of $736 (September 30, 2021: $998) was included in prepaids as at September 30, 2022.